ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET [Line Items]
Accounts receivable	$ 3,295,818	$ 1,645,237
Less: allowance for doubtful accounts	0	0
Accounts Receivable, Net, Current	$ 3,295,818	$ 1,645,237